Transfers of financial assets	12 Months Ended
Dec. 31, 2025
Disclosure of transferred financial assets that are not derecognised in their entirety [Abstract]
Transfers of financial assets	Note 35: Transfers of financial assets
Transferred financial assets derecognised in their entirety with ongoing exposure
Through asset securitisations, the Group has transferred financial assets which were derecognised in their entirety, with some continuing involvement. Further details are available in note 34.
Transferred financial assets that continue to be recognised
Details of transferred financial assets that continue to be recognised in full are as follows.
The Group enters into repurchase and securities lending transactions in the normal course of business that do not result in derecognition of the financial assets as substantially all of the risks and rewards, including credit, interest rate, prepayment and other price risks are retained by the
Group. In all cases, the transferee has the right to sell or repledge the assets concerned.
As set out in note 24, included within financial assets measured at amortised cost are loans transferred under the Group’s securitisation and covered bond programmes. As the Group retains all or a majority of the risks and rewards associated with these loans, including credit, interest rate, prepayment and liquidity risk, they remain on the Group’s balance sheet. Assets transferred into the Group’s securitisation and covered bond programmes are not available to be used by the Group while the assets are within the programmes. However, the Group retains the right to remove loans from the covered bond programmes where they are in excess of the programme’s requirements. In addition, where the Group has retained some of the notes issued by securitisation and covered bond programmes, the Group has the ability to sell or pledge these retained notes.
In 2024, the Group securitised a portfolio of £1.25 billion of finance lease receivables. This transaction resulted in a partial derecognition of the leases, as the Group neither retained nor transferred substantially all risks and rewards. As of 31 December 2025, the Group continues to recognise £344 million (2024: £798 million) of these lease receivables with a gross up of the same amount in finance lease receivables and other liabilities for the continuing involvement asset and liability required to be recognised under IFRS 9.
The table below sets out the carrying values of the transferred assets and the associated liabilities. For repurchase and securities lending transactions, the associated liabilities represent the Group’s obligation to repurchase the transferred assets. For securitisation programmes, the associated liabilities represent the external notes in issue (note 24). The liabilities shown in the table below have recourse to the transferred assets.

	2025		2024
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Repurchase and securities lending transactions
Debt securities held at amortised cost	701	–	1,420	–
Financial assets at fair value through other comprehensive income	15,436	10,530	10,272	3,543
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1]	27,418	6,342	27,284	5,207
1The carrying value of associated liabilities excludes securitisation notes held by the Group of £15,960 million (31 December 2024: £16,752 million).